Principal Accounting Policies - Statutory reserves, Dividends (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statutory Reserves
Appropriations to statutory reserves	$ 0.9	¥ 6.4	¥ 3.3	¥ 7.6
Dividends
Dividends declared		¥ 0.0	¥ 0.0	¥ 0.0
Wholly foreign-owned enterprise
Statutory Reserves
Portion of after-tax profit to be allocated to general reserve fund under PRC law (as a percent)	10.00%	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%	50.00%
Domestically funded enterprises
Statutory Reserves
Portion of after-tax profit to be allocated to general reserve fund under PRC law (as a percent)	10.00%	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%	50.00%